COMMITMENTS & CONTINGENCIES	9 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS & CONTINGENCIES

NOTE 15 – COMMITMENTS & CONTINGENCIES

Potential Royalty Payments

Our agreement with the University of New Brunswick requires a royalty of 2% beginning April 24, 2018; however, no royalties have been paid to the University of New Brunswick as the period for royalties has expired prior to any sales of the patented technology. The Company has no further requirement to pay royalties.

Legal Matters

Carebourn Capital, L.P. v. DarkPulse, Inc.

On or about January 29, 2021, Carebourn Capital, L.P. (“Carebourn”) commenced an action against the Company in Minnesota State Court. Carebourn alleged that the Company was in breach of certain securities purchase agreements and convertible promissory notes sold to Carebourn on or about July 17, 2018 and July 24, 2018.

On or about August 31, 2021, the Company answered Carebourn’s complaint and interposed affirmative defenses, including that Carebourn was an unregistered “dealer,” as such term is defined in the Securities Exchange Act of 1934 (“Exchange Act”) and, therefore, all contracts between the parties arising from or related to the securities purchase agreements and convertible promissory notes sold to Carebourn on or about July 17, 2018 and July 24, 2018 were void pursuant to the Exchange Act. The Company also asserted counterclaims against Carebourn under the Minnesota Securities Act.

On or about April 21, 2023, the State Court ruled in the Company’s favor on its motion for partial summary judgment on its Exchange Act defense, holding that (i) Carebourn is a “dealer” under the Exchange Act in violation of the mandatory registration requirement imposed thereby, and (ii) all contracts between the parties are void.

On or about November 17, 2023, the State Court ruled in the Company’s favor on its motion for summary judgment on its Minnesota Securities Act counterclaims against Carebourn and awarded damages for Carebourn’s violation of Minn. Stat. § 80A.76(d) in the amount of $124,012.91, attorney’s fees in the amount of $239,923.33 and costs in the amount of $23,757.24 (or a total award in the amount of $387,693.48).

On or about March 23, 2024, Carebourn appealed the final judgment entered by the State Court against Carebourn and in favor of the Company.

On or about March 25, 2024, the Minnesota Appellate Court entered an Order, noting that Minn. R. Civ. App. P. 104.01 provides that appeals must be taken within 60 days of the date of the final judgment and, therefore, it appears that Carebourn failed to timely take its appeal. The Appellate Court requested the parties submit informal briefing in response to two questions: (a) Did the time to appeal the December 27, 2024 amended judgment expire on February 26, 2024; and (b) If the answer to (a) is yes, must this appeal be dismissed as untimely. On or about April 4, 2024, DarkPulse filed its informal briefing in response with the Appellate Court. The Company is currently awaiting a decision from the Appellate Court.

As of November 5, 2024, the final judgment has not been satisfied by Carebourn. DarkPulse intends to continue to exercise all legal rights and remedies available to it to collect the amounts awarded should Carebourn fail to voluntarily pay the same.

More Capital, LLC v. DarkPulse, Inc. et al

On or about June 29, 2021, More Capital, LLC (“More”) commenced an action against the Company in Minnesota State Court. More alleged that the Company was in breach of a certain securities purchase agreement and convertible promissory note sold to More on or about August 20, 2018.

On or about September 3, 2021, the Company answered More’s complaint and interposed affirmative defenses, including that More was an unregistered “dealer,” as such term is defined in the Exchange Act and, therefore, all contracts between the parties arising from or related to the securities purchase agreement and convertible promissory note sold to More on or about August 20, 2018 were void pursuant to the Exchange Act. The Company also asserted counterclaims against More under the Minnesota Securities Act.

On or about December 11, 2023, the Minnesota State Court ruled in the Company’s favor on its motion for summary judgment on its (a) Exchange Act defense, holding that (1) More is a “dealer” under the Exchange Act in violation of the mandatory registration requirement imposed thereby, and (ii) all contracts between the parties are void, and (b) Minnesota Securities Act counterclaims against More and awarded damages for More’s violation of Minn. Stat. § 80A.76(d) in the amount of $300,809.39, attorney’s fees in the amount of $110,029.00 and costs in the amount of $210.25 (or a total award in the amount of $412,048.64).

On or about March 23, 2024, More appealed the final judgment entered by the State Court against More and in favor of the Company.

On or about March 25, 2024, the Minnesota Appellate Court entered an Order, noting that Minn. R. Civ. App. P. 104.01 provides that appeals must be taken within 60 days of the date of the final judgment and, therefore, it appears that More failed to timely take its appeal. The Appellate Court requested the parties submit informal briefing in response to two questions: (a) Did the time to appeal the December 27, 2024 amended judgment expire on February 26, 2024; and (b) If the answer to (a) is yes, must this appeal be dismissed as untimely. On or about April 4, 2024, DarkPulse filed its informal briefing in response with the Appellate Court. The Company is currently awaiting a decision from the Appellate Court.

As of November 5, 2024, the final judgment has not been satisfied by More. DarkPulse intends to continue to exercise all legal rights and remedies available to it to collect the amounts awarded should More fail to voluntarily pay the same.

Carebourn Capital et al v. Standard Registrar and Transfer et al

On or about May 20, 2022, Carebourn and More (together with Carebourn, the “Noteholders”) commenced an action against the Company, certain members of the Company’s executive team and board of directors and Standard Registrar and Transfer Company, Inc., the Company’s transfer agent, in the United States District Court for the District of Utah. The Noteholders’ complaint alleged various causes of action arising from certain securities purchase agreements and convertible promissory notes the Company sold to the Noteholders.

On or about November 23, 2022, the Company and the members of the Company’s executive team and board of directors named in this action moved to dismiss the Noteholders’ complaint.

On or about February 21, 2023, the Court granted the Company’s motion to dismiss in part and stayed the action pending resolution of the motion for summary judgment brought by the U.S. Securities and Exchange Commission against Carebourn in the United States District Court for the District of Minnesota.

On or about November 1, 2023, the Noteholders moved to dismiss the action.

On or about November 2, 2023, the Company moved for sanctions against the Noteholders and their counsel of record.

On or about December 4, 2023, the Court entered an order granting dismissal of the Noteholders’ claims with prejudice. The Court acknowledged that notwithstanding its dismissal of the Noteholders’ claims, the Court continues to retain jurisdiction over the Noteholders because of DarkPulse’s pending motion for sanctions against the Noteholders and their attorneys.

On September 10, 2024, the Court entered an order granting in part the Company’s motion for sanctions against the Noteholders and their counsel of record. As of the date hereof, the Company has submitted declarations detailing its costs and expenses, including attorney’s fees, incurred from this action, which the Noteholders and their counsel of record challenged. The Court has not yet rendered its decision on the monetary sanctions that will be imposed against the Noteholders and their counsel of record.

DarkPulse, Inc. v. FirstFire Global Opportunities Fund, LLC, and Eli Fireman

On or about December 31, 2021, the Company commenced an action against FirstFire Global Opportunities Fund, LLC (“FirstFire”) and its control person, Eli Fireman (“Fireman,” and together with FirstFire, the “FirstFire Defendants”), in the United States District Court for the Southern District of New York.

On or about May 5, 2022, the Company amended its complaint against the FirstFire Defendants. The amended complaint alleges that the FirstFire Defendants were liable to the Company for rescission of certain convertible promissory notes and transitions effected thereunder and damages pursuant to the Racketeer Influenced and Corrupt Organizations Act (“RICO”).

On or about January 17, 2023, the Court granted the FirstFire Defendants’ motion to dismiss the Company’s operative pleading. Later on the same day, the Company appealed the Court’s decision to the United States Court of Appeals for the Second Circuit (“Second Circuit”).

Oral arguments were held before the Second Circuit on the Company’s appeal on December 11, 2023.

On March 28, 2024, the Second Circuit issued its decision and found that the District Court (a) properly found that the Delaware forum-selection clause was enforceable but, thereafter, (b) improperly made a ruling on the merits of the Company’s claims for relief. As a result, the Second Circuit affirmed the District Court’s decision in part, vacated in part and remanded the case back to the District Court for transferring to the United States District Court for the District of Delaware.

On September 9, 2024, the FirstFire Defendants filed their opening memorandum of law in support of their motion to dismiss. Shortly thereafter, the Company opposed the FirstFire Defendants’ motion and the FirstFire Defendants filed their reply in further support.

As of the date hereof, the Court has not scheduled oral arguments on the FirstFire Defendants’ motion to dismiss or rendered its decision thereon. The Company remains committed to actively litigating its claims for relief against the FirstFire Defendants.

DarkPulse, Inc., et al v. Crown Bridge Partners, LLC, et al

On or about September 23, 2022, the Company, Social Life Network, Inc. and Redhawk Holdings Corp. commenced an action against Crown Bridge Partners, LLC (“Crown Bridge”) and its control persons, Soheil Ahdoot and Sepas Ahdoot (collectively, the “Crown Bridge Defendants”) in the United States District Court for the Southern District of New York. The complaint alleges that the Crown Bridge Defendants are liable to each of the plaintiffs for damages pursuant to RICO.

On or about September 29, 2023, the Court granted the Crown Bridge Defendants’ motion to dismiss the plaintiffs’ complaint. On October 23, 2023, the plaintiffs appealed the Court’s decision to the Second Circuit.

On August 19, 2024, the Second Circuit issued its decision and found that the District Court erred when granting the Crown Bridge Defendants’ motion to dismiss. As a result, the Second Circuit vacated the District Court’s decision and remanded the case back to the District Court for further proceedings consistent with its decision.

On September 30, 2024, the District Court entered a scheduling order, setting forth deadlines for discovery and dispositive motion practice.

The Company remains committed to actively litigating its claims for relief against the Crown Bridge Defendants.

GS Capital Partners, LLC v. DarkPulse, Inc.

On July 24, 2024 The Company resolved certain disputes with one of its lenders, GS Capital Partners LLC (“GS”), on terms mutually agreeable to both Darkpulse and GS. Specifically, DarkPulse and GS compromised over $2,600,000 of debt owed to GS in return for issuing shares to GS, as provided by the settlement agreement between the parties. This settlement is expected to be approved by the District Court for Clark County, Nevada,on or about August 15, 2024, and such approval will also resolve the collaborative proceeding initiated in such court to obtain approval of the settlement under Section 3(A)(10) of the Securities Act. Importantly, through this settlement, DarkPulse was able to negotiate a strict leak-out clause concerning the shares issued to GS, which DarkPulse believes will allow it to maintain its going concern value without the distraction of expensive and protracted litigation.

TJM West, Inc v Thomas J McCarthy Family Limited Partnership

On or about July 25,2023 TJM West filed an action in Maricopa court against its landlord for illegal lockout from the company’s facilities.

On or about August 18,2023 TJM West’s motion for Temporary Restraining Order was granted.

September 27, 2023 TJM West counsel motion to withdraw was accepted.

On or about October 6, 2923. TJM West hired new counsel to assist with a short deadline to file answers to landlords motion.

On or about November 6,2023 TJM West and its counsel mutually agreed to a withdrawal.

On or about November 6,2023 TJM West engaged new counsel.

On or about May 8,2024 TJM West dropped its motion for Temporary Restraining Order.

On or about May 24,2024 TJM West counsel filed motion to continue discovery.

On or about May 24,2024 TJM West’s counsel left the firm handling the litigation it was determined in the best interest of the company to terminate its relationship with the law firm. As of today the company is interviewing new counsel and evaluating its claims against landlord to determine if it’s financially responsible to incur additional fees related to exercising TJM’s right against the landlord for terminating the lease.

On or about June 28, 2024, the Company discussed with possible new counsel the feasibility of recovering its damages utilizing the courts. At that time, it appeared the cost of recovery would exceed the recoverable amount should the Company be successful in its litigation. TJM West is awaiting updates from the court in Maricopa County as to the status of the case.

The facilities in question had served as TJM West’s manufacturing facility and is located at 2640 W Medtronic Way Tempe, AZ 85281. Currently, we do not have access to the facility nor have we signed a new lease signed with the landlord.

In addition to the foregoing Legal Proceedings, we are also actively investigating potential legal claims, including but not limited to stock fraud, market manipulation, and/or defamation, against certain Twitter accounts, websites, and social media channels. The investigation is ongoing and should potential claims be identified, we will evaluate commencing formal litigation proceedings.

From time to time, we may become involved in litigation relating to claims arising out of our operations in the normal course of business. We are not currently involved in any pending legal proceeding or litigation and, to the best of our knowledge, no governmental authority is contemplating any proceeding to which we are a party or to which any of our properties is subject, which would reasonably be likely to have a material adverse effect on our business, financial condition and operating results.